UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23773

Cantor Select Portfolios Trust
(Exact name of registrant as specified in charter)

110 E. 59th Street, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Corporation Services Company
251 Little Falls Drive, Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 915-1722

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders.

(a)

Cantor Fitzgerald Equity Opportunity Fund

Class A (ATGAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Equity Opportunity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://equityopportunityfund.cantorassetmanagement.com/. You can also request this information by contacting us at (833) 764-2266.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.40%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Equity Opportunity Fund, Class A Shares, returned 8.23%, net of fees for the six months ended June 30, 2025, outpacing the MSCI USA Mid Cap Index return of 3.97%. The Fund’s holdings in the Communication Services and Materials sectors were the most significant contributors to positive relative performance, while positioning in Health Care and Information Technology (IT) had the most negative effect. The best performing sectors within the index were Communication Services (+17.6%) and Financials (+9.7%) while Materials (-7.1%) and Energy (-2.8%) weighed on the market. The Fund’s two holdings in the Communication Services sector were both among the top three performers for the six-month period. Roblox (+82.4%), a platform for 3-D content development, saw surging bookings and growth in daily active users. Take-Two Interactive (+31.4%), an interactive gaming and entertainment solutions company, saw positive reaction to the upcoming schedule of game releases. In the Materials sector, gold and minerals mining company Barrick Mining (+34.1%) and producer Steel Dynamics (+12.7%) were the top contributors. On the negative side in Health Care, life sciences company Illumina (-42.3%) delivered solid earnings but suggested caution regarding government funding going forward. Pharmaceutical sales and data services provider IQVIA (-30.5%) continued to disappoint on operating margin as customers were scrutinizing service budgets. Among stocks held in the Fund, software company Elastic (-15.8%) was the primary detractor, as revenue generation lagged expectations. Networking company Arista Networks (-8.0%) delivered solid earnings but investors were looking for efforts in AI. Despite recent earnings revisions pressure and tariff uncertainty, earnings trends remain positive. We continue to see opportunities in equity markets and hope to see favorable returns to companies that can effectively navigate economic policy uncertainty and deliver positive earnings.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Cantor Fitzgerald Equity Opportunity Fund	Cantor Fitzgerald Equity Opportunity Fund - with load	MSCI USA Mid Cap Index	S&P 500® Index
06/30/15	$10,000	$9,574	$10,000	$10,000
06/30/16	$9,949	$9,525	$9,902	$10,399
06/30/17	$11,067	$10,596	$11,595	$12,260
06/30/18	$11,770	$11,268	$13,104	$14,023
06/30/19	$13,052	$12,496	$13,944	$15,483
06/30/20	$12,234	$11,713	$13,878	$16,645
06/30/21	$17,119	$16,390	$20,900	$23,436
06/30/22	$14,884	$14,250	$17,445	$20,948
06/30/23	$16,644	$15,935	$19,617	$25,053
06/30/24	$18,890	$18,085	$21,970	$31,204
06/30/25	$20,825	$19,938	$25,099	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Cantor Fitzgerald Equity Opportunity Fund
Without Load	8.23%	10.24%	11.22%	7.61%
With Load	3.63%	5.56%	10.26%	7.14%
MSCI USA Mid Cap Index	3.97%	14.24%	12.58%	9.64%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
CRSP MidCap Core Index	7.00%	17.56%	13.04%	9.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$72,740,997
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$289,281
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.4%
Materials	4.1%
Health Care	5.0%
Consumer Discretionary	5.7%
Energy	5.8%
Utilities	7.3%
Communications	7.5%
Real Estate	9.2%
Financials	15.2%
Industrials	17.5%
Technology	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ROBLOX Corporation - Class A	4.2%
DexCom, Inc.	4.0%
Arista Networks, Inc.	4.0%
Coherent Corporation	3.9%
Cadence Design Systems, Inc.	3.8%
WEC Energy Group, Inc.	3.4%
MetLife, Inc.	3.3%
Elastic N.V.	3.3%
Take-Two Interactive Software, Inc.	3.3%
Adtalem Global Education, Inc.	3.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Cantor Fitzgerald Equity Opportunity Fund - Class A (ATGAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://equityopportunityfund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-ATGAX

Cantor Fitzgerald Equity Opportunity Fund

Institutional (ATGYX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Equity Opportunity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://equityopportunityfund.cantorassetmanagement.com/. You can also request this information by contacting us at (833) 764-2266.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	1.15%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Equity Opportunity Fund, Institutional Shares, returned 8.37%, net of fees for the six months ended June 30, 2025, outpacing the MSCI USA Mid Cap Index return of 3.97%. The Fund’s holdings in the Communication Services and Materials sectors were the most significant contributors to positive relative performance, while positioning in Health Care and Information Technology (IT) had the most negative effect. The best performing sectors within the index were Communication Services (+17.6%) and Financials (+9.7%) while Materials (-7.1%) and Energy (-2.8%) weighed on the market. The Fund’s two holdings in the Communication Services sector were both among the top three performers for the six-month period. Roblox (+82.4%), a platform for 3-D content development, saw surging bookings and growth in daily active users. Take-Two Interactive (+31.4%), an interactive gaming and entertainment solutions company, saw positive reaction to the upcoming schedule of game releases. In the Materials sector, gold and minerals mining company Barrick Mining (+34.1%) and producer Steel Dynamics (+12.7%) were the top contributors. On the negative side in Health Care, life sciences company Illumina (-42.3%) delivered solid earnings but suggested caution regarding government funding going forward. Pharmaceutical sales and data services provider IQVIA (-30.5%) continued to disappoint on operating margin as customers were scrutinizing service budgets. Among stocks held in the Fund, software company Elastic (-15.8%) was the primary detractor, as revenue generation lagged expectations. Networking company Arista Networks (-8.0%) delivered solid earnings but investors were looking for efforts in AI. Despite recent earnings revisions pressure and tariff uncertainty, earnings trends remain positive. We continue to see opportunities in equity markets and hope to see returns to companies that can effectively navigate economic policy uncertainty and deliver positive earnings.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Cantor Fitzgerald Equity Opportunity Fund	MSCI USA Mid Cap Index	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,975	$9,902	$10,399
Jun-2017	$11,132	$11,595	$12,260
Jun-2018	$11,875	$13,104	$14,023
Jun-2019	$13,207	$13,944	$15,483
Jun-2020	$12,418	$13,878	$16,645
Jun-2021	$17,427	$20,900	$23,436
Jun-2022	$15,199	$17,445	$20,948
Jun-2023	$17,048	$19,617	$25,053
Jun-2024	$19,403	$21,970	$31,204
Jun-2025	$21,446	$25,099	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years

Cantor Fitzgerald Equity Opportunity Fund	8.37%	10.53%	11.55%	7.93%
MSCI USA Mid Cap Index	3.97%	14.24%	12.58%	9.64%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
CRSP MidCap Core Index	7.00%	17.56%	13.04%	9.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$72,740,997
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$289,281
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.4%
Materials	4.1%
Health Care	5.0%
Consumer Discretionary	5.7%
Energy	5.8%
Utilities	7.3%
Communications	7.5%
Real Estate	9.2%
Financials	15.2%
Industrials	17.5%
Technology	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ROBLOX Corporation - Class A	4.2%
DexCom, Inc.	4.0%
Arista Networks, Inc.	4.0%
Coherent Corporation	3.9%
Cadence Design Systems, Inc.	3.8%
WEC Energy Group, Inc.	3.4%
MetLife, Inc.	3.3%
Elastic N.V.	3.3%
Take-Two Interactive Software, Inc.	3.3%
Adtalem Global Education, Inc.	3.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Cantor Fitzgerald Equity Opportunity Fund - Institutional (ATGYX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://equityopportunityfund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-ATGYX

Cantor Fitzgerald High Income Fund

Class A (ATPAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald High Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://highincomefund.cantorassetmanagement.com/. You can also request this information by contacting us at (833) 764-2266.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.15%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the six months ended June 30, 2025, the Cantor Fitzgerald High Income Fund (the “Fund”) Class A shares (ATPAX) generated a 3.37% total return, underperforming the 4.57% return of the Bloomberg U.S. Corporate High Yield Index (the “High Yield Index or Index”) and the 4.02% return of the Bloomberg U.S. Aggregate Bond Index. The underperformance of ATPAX in the period may be attributed to the strategy’s focus on higher quality credits and shorter duration, among other factors. After another impressive performance in 2024, where the Index rose over 8% during the year, the first half of 2025 continued a positive trend of risk-taking. The High Yield sector saw a quick, knee-jerk reaction to President Trump’s proposed tariffs announced in early April, with the Index dropping over 2%, before fully recovering and closing the first half of the year strongly. During the period, supply/demand dynamics in the High Yield market kept a strong bid for bonds from yield-hungry investors. In the first half of 2025, BB-rated bonds were up about 5%, compared to B-rated issuers returning 4.4% and CCC’s up 3.5%. As the Fund maintained an overweight position in the Energy sector vs. the Index (14.9% vs. 10.9%), the 7.7% decline in oil prices in the first half of 2025 detracted from Fund performance. Energy names held in the portfolio were up only 0.3% during the period, substantially trailing the overall High Yield market. Additionally, the portfolio was overweight in the Transportation sector compared to the Index (7.1% vs. 2.5%), which detracted from Fund performance, as positions in the portfolio (+2.0%) and the Index (+3.7%) both trailed the overall High Yield market (+4.6%). Finally, the Fund’s weighted average duration remained at least a half-year shorter than the Index, detracting from performance during the first six months of 2025, as the Yield-to-Worst on the Index declined by over 40 basis points (“bps”). Although the Option Adjusted Spread on the Index ended only about 5 bps wider than year-end 2024, the move lower in U.S. Treasury yields across the curve by about 30-50 bps likely drove High Yield rates lower, as the market began building in future Federal Reserve rate cuts.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Cantor Fitzgerald High Income Fund	Cantor Fitzgerald High Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
06/30/15	$10,000	$9,600	$10,000	$10,000
06/30/16	$10,346	$9,933	$10,600	$10,162
06/30/17	$11,053	$10,611	$10,567	$11,452
06/30/18	$11,068	$10,625	$10,525	$11,752
06/30/19	$11,624	$11,159	$11,353	$12,631
06/30/20	$11,857	$11,383	$12,345	$12,635
06/30/21	$13,123	$12,599	$12,304	$14,577
06/30/22	$11,929	$11,452	$11,038	$12,709
06/30/23	$12,919	$12,403	$10,934	$13,861
06/30/24	$14,000	$13,440	$11,222	$15,308
06/30/25	$14,904	$14,308	$11,904	$16,882

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Cantor Fitzgerald High Income Fund
Without Load	3.37%	6.46%	4.68%	4.07%
With Load	-0.77%	2.19%	3.84%	3.65%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
Bloomberg U.S. Corporate High Yield Index	4.57%	10.28%	5.97%	5.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$55,360,790
Number of Portfolio Holdings	54
Advisory Fee (net of waivers & recoupments)	$172,630
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Utilities	0.9%
Materials	1.7%
Health Care	1.8%
Money Market Funds	2.1%
Communications	5.5%
Consumer Staples	5.8%
Financials	10.0%
Real Estate	10.0%
Technology	10.2%
Energy	12.9%
Consumer Discretionary	16.9%
Industrials	20.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rithm Capital Corporation 144A	3.9%
Tutor Perini Corporation 144A	3.1%
Venture Global LNG, Inc. 144A	2.9%
Transocean Titan Financing Ltd. 144A	2.9%
OneMain Finance Corporation	2.8%
TransDigm, Inc. 144A	2.8%
USA Compression Partners, L.P. / USA Compression 144A	2.8%
Century Communities, Inc.	2.7%
US Foods, Inc. 144A	2.7%
Elastic N.V. 144A	2.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Cantor Fitzgerald High Income Fund - Class A (ATPAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://highincomefund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-ATPAX

Cantor Fitzgerald High Income Fund

Institutional (ATPYX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald High Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://highincomefund.cantorassetmanagement.com/. You can also request this information by contacting us at (833) 764-2266.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.95%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the six months ended June 30, 2025, the Cantor Fitzgerald High Income Fund (the “Fund”) Institutional Class (ATPYX) generated a 3.47% total return, underperforming the 4.57% return of the Bloomberg U.S. Corporate High Yield Index (the “High Yield Index or Index”) and the 4.02% return of the Bloomberg U.S. Aggregate Bond Index. The underperformance of ATPYX in the period may be attributed to the strategy’s focus on higher quality credits and shorter duration, among other factors. After another impressive performance in 2024, where the Index rose over 8% during the year, the first half of 2025 continued a positive trend of risk-taking. The High Yield sector saw a quick, knee-jerk reaction to President Trump’s proposed tariffs announced in early April, with the Index dropping over 2%, before fully recovering and closing the first half of the year strongly. During the period, supply/demand dynamics in the High Yield market kept a strong bid for bonds from yield-hungry investors. In the first half of 2025, BB-rated bonds were up about 5%, compared to B-rated issuers returning 4.4% and CCC’s up 3.5%. As the Fund maintained an overweight position in the Energy sector vs. the Index (14.9% vs. 10.9%), the 7.7% decline in oil prices in the first half of 2025 detracted from Fund performance. Energy names held in the portfolio were up only 0.3% during the period, substantially trailing the overall High Yield market. Additionally, the portfolio was overweight in the Transportation sector compared to the Index (7.1% vs. 2.5%), which detracted from Fund performance, as positions in the portfolio (+2.0%) and the Index (+3.7%) both trailed the overall High Yield market (+4.6%). Finally, the Fund’s weighted average duration remained at least a half-year shorter than the Index, detracting from performance during the first six months of 2025, as the Yield-to-Worst on the Index declined by over 40 basis points (“bps”). Although the Option Adjusted Spread on the Index ended only about 5 bps wider than year-end 2024, the move lower in U.S. Treasury yields across the curve by about 30-50 bps likely drove High Yield rates lower, as the market began building in future Federal Reserve rate cuts.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Cantor Fitzgerald High Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,378	$10,600	$10,162
Jun-2017	$11,096	$10,567	$11,452
Jun-2018	$11,133	$10,525	$11,752
Jun-2019	$11,729	$11,353	$12,631
Jun-2020	$11,960	$12,345	$12,635
Jun-2021	$13,279	$12,304	$14,577
Jun-2022	$12,096	$11,038	$12,709
Jun-2023	$13,142	$10,934	$13,861
Jun-2024	$14,251	$11,222	$15,308
Jun-2025	$15,220	$11,904	$16,882

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Cantor Fitzgerald High Income Fund	3.47%	6.80%	4.94%	4.29%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
Bloomberg U.S. Corporate High Yield Index	4.57%	10.28%	5.97%	5.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$55,360,790
Number of Portfolio Holdings	54
Advisory Fee (net of waivers & recoupments)	$172,630
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Utilities	0.9%
Materials	1.7%
Health Care	1.8%
Money Market Funds	2.1%
Communications	5.5%
Consumer Staples	5.8%
Financials	10.0%
Real Estate	10.0%
Technology	10.2%
Energy	12.9%
Consumer Discretionary	16.9%
Industrials	20.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rithm Capital Corporation 144A	3.9%
Tutor Perini Corporation 144A	3.1%
Venture Global LNG, Inc. 144A	2.9%
Transocean Titan Financing Ltd. 144A	2.9%
OneMain Finance Corporation	2.8%
TransDigm, Inc. 144A	2.8%
USA Compression Partners, L.P. / USA Compression 144A	2.8%
Century Communities, Inc.	2.7%
US Foods, Inc. 144A	2.7%
Elastic N.V. 144A	2.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Cantor Fitzgerald High Income Fund - Institutional (ATPYX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://highincomefund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-ATPYX

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

CANTOR

CANTOR SELECT PORTFOLIOS TRUST

Cantor Fitzgerald Equity Opportunity Fund

Cantor Fitzgerald High Income Fund

Semi-Annual Financial Statements and Additional Information

June 30, 2025

Table of Contents

Cantor Fitzgerald Equity Opportunity Fund
Schedule of Investments	1
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	13
Financial Highlights	15

Cantor Fitzgerald High Income Fund
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	13
Financial Highlights	17

Cantor Portfolio Select Trust
Notes to Financial Statements	19
Additional Information	31

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.6%
	AEROSPACE & DEFENSE - 2.0%
5,000	AeroVironment, Inc.(a)	$1,424,750

	BANKING - 3.8%
90,000	First Horizon Corporation	1,908,000
53,000	Huntington Bancshares, Inc.	888,280
		2,796,280
	CONSTRUCTION MATERIALS - 0.7%
2,000	Vulcan Materials Company	521,640

	CONSUMER SERVICES - 3.2%
18,500	Adtalem Global Education, Inc.(a)	2,353,755

	ELECTRIC UTILITIES - 7.3%
5,000	CMS Energy Corporation	346,400
5,000	Consolidated Edison, Inc.	501,750
6,000	Dominion Energy, Inc.	339,120
3,000	DTE Energy Company	397,380
6,000	Entergy Corporation	498,720
11,000	Exelon Corporation	477,620
8,000	FirstEnergy Corporation	322,080
23,440	WEC Energy Group, Inc.	2,442,448
		5,325,518
	ELECTRICAL EQUIPMENT - 3.8%
5,000	Rockwell Automation, Inc.	1,660,850
4,450	Watts Water Technologies, Inc., Class A	1,094,211
		2,755,061
	ENGINEERING & CONSTRUCTION - 5.2%
2,850	Comfort Systems USA, Inc.	1,528,199
6,000	Quanta Services, Inc.	2,268,479
		3,796,678
	ENTERTAINMENT CONTENT - 7.5%
29,020	ROBLOX Corporation, Class A(a)	3,052,904
9,800	Take-Two Interactive Software, Inc.(a)	2,379,930
		5,432,834

See accompanying notes to financial statements.

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.0%
30,630	BrightSpring Health Services, Inc.(a)	$722,562

	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.9%
22,100	AZZ, Inc.	2,088,008

	INSTITUTIONAL FINANCIAL SERVICES - 8.0%
9,000	Bank of New York Mellon Corporation (The)	819,990
10,000	Cboe Global Markets, Inc.	2,332,100
6,000	CME Group, Inc.	1,653,720
4,000	Northern Trust Corporation	507,160
5,000	State Street Corporation	531,700
		5,844,670
	INSURANCE - 3.3%
30,000	MetLife, Inc.	2,412,600

	LEISURE FACILITIES & SERVICES - 2.5%
19,000	Light & Wonder, Inc.(a)	1,828,940

	MACHINERY - 1.1%
6,000	Xylem, Inc.	776,160

	MEDICAL EQUIPMENT & DEVICES - 4.0%
33,130	DexCom, Inc.(a)	2,891,917

	METALS & MINING - 2.3%
80,000	Barrick Mining Corp.	1,665,600

See accompanying notes to financial statements.

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.6% (Continued)
	OIL & GAS PRODUCERS - 5.8%
2,550	ConocoPhillips	$228,837
10,000	Phillips 66	1,193,000
14,000	Valero Energy Corporation	1,881,880
15,000	Williams Companies, Inc. (The)	942,150
		4,245,867
	SEMICONDUCTORS - 6.2%
10,300	ARM Holdings plc - ADR(a)	1,665,922
32,000	Coherent Corp.(a)	2,854,720
		4,520,642
	SOFTWARE - 9.8%
9,000	Cadence Design Systems, Inc.(a)	2,773,350
28,500	Elastic N.V.(a)	2,403,405
8,000	Workday, Inc., Class A(a)	1,920,000
		7,096,755
	STEEL - 1.1%
6,000	Steel Dynamics, Inc.	768,060

	TECHNOLOGY HARDWARE - 5.5%
28,150	Arista Networks, Inc.(a)	2,880,027
64,000	Extreme Networks, Inc.(a)	1,148,800
		4,028,827
	TRANSPORTATION EQUIPMENT - 2.6%
20,000	Allison Transmission Holdings, Inc.	1,899,800

	TOTAL COMMON STOCKS (Cost $42,396,520)	65,196,924

See accompanying notes to financial statements.

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	REITS — 9.2%
	REITS – 9.2%
6,000	American Tower Corporation, A	$1,326,120
20,000	Crown Castle, Inc.	2,054,600
10,000	Iron Mountain, Inc.	1,025,700
70,000	VICI Properties, Inc.	2,282,000

	TOTAL REITS (Cost $5,705,522)	6,688,420

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
985,544	Fidelity Investments Money Market Government Portfolio, Class I, 4.19% (Cost $985,544)(b)	985,544

	TOTAL INVESTMENTS - 100.2% (Cost $49,087,586)	$72,870,888
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(129,891)
	NET ASSETS - 100.0%	$72,740,997

ADR	- American Depositary Receipt

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

CANTOR FITZGERALD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.4%
	AEROSPACE & DEFENSE — 2.8%
1,500,000	TransDigm, Inc.(a)	6.8750	12/15/30	$1,556,382

	AUTOMOTIVE — 1.4%
750,000	Ford Motor Company	6.1000	08/19/32	748,947

	ELECTRIC UTILITIES — 0.9%
500,000	XPLR Infrastructure Operating Partners LP(a)	3.8750	10/15/26	488,496

	ENGINEERING & CONSTRUCTION — 3.1%
1,500,000	Tutor Perini Corporation(a)	11.8750	04/30/29	1,688,578

	ENTERTAINMENT CONTENT — 3.9%
750,000	AppLovin Corporation	5.5000	12/01/34	761,472
1,500,000	ROBLOX Corporation(a)	3.8750	05/01/30	1,415,058
				2,176,530
	HEALTH CARE FACILITIES & SERVICES — 1.9%
1,000,000	IQVIA Inc(a)	6.5000	05/15/30	1,030,982

	HOME CONSTRUCTION — 2.7%
1,500,000	Century Communities, Inc.	6.7500	06/01/27	1,502,160

	INTERNET MEDIA & SERVICES — 1.5%
850,000	Cars.com, Inc.(a)	6.3750	11/01/28	852,304

	LEISURE FACILITIES & SERVICES — 8.0%
750,000	Brinker International, Inc.(a)	8.2500	07/15/30	799,341
750,000	Caesars Entertainment, Inc.(a)	6.5000	02/15/32	769,587
500,000	Light & Wonder International Inc(a)	7.5000	09/01/31	523,206
276,000	Penn National Gaming, Inc.(a)	5.6250	01/15/27	275,182
1,000,000	Royal Caribbean Cruises Ltd.(a)	6.0000	02/01/33	1,019,277
1,000,000	Vail Resorts Inc(a)	6.5000	05/15/32	1,033,249
				4,419,842

See accompanying notes to financial statements.

CANTOR FITZGERALD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.4% (Continued)
	LEISURE PRODUCTS — 1.9%
1,000,000	Acushnet Co.(a)	7.3750	10/15/28	$1,042,487

	MACHINERY — 1.3%
750,000	Mueller Water Products, Inc.(a)	4.0000	06/15/29	720,029

	OIL & GAS PRODUCERS — 6.9%
500,000	Cheniere Energy, Inc.	4.6250	10/15/28	499,310
500,000	Global Partners L.P. / GLP Finance Corp(a)	7.1250	07/01/33	507,007
1,175,000	Global Partners, L.P. / GLP Finance Corporation	7.0000	08/01/27	1,170,748
1,500,000	Venture Global LNG, Inc.(a)	9.8750	02/01/32	1,619,944
				3,797,009
	OIL & GAS SERVICES & EQUIPMENT — 6.0%
250,000	Nabors Industries, Inc.(a)	8.8750	08/15/31	185,702
1,583,333	Transocean Titan Financing Ltd.(a)	8.3750	02/01/28	1,608,290
1,500,000	USA Compression Partners, L.P. / USA Compression(a)	7.1250	03/15/29	1,537,398
				3,331,390
	REAL ESTATE INVESTMENT TRUSTS — 5.8%
1,000,000	Iron Mountain, Inc.(a)	5.2500	03/15/28	995,632
1,265,000	RHP Hotel Properties L.P. / RHP Finance Corp(a)	4.5000	02/15/29	1,236,396
1,000,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)	4.6250	12/01/29	982,438
				3,214,466
	REAL ESTATE OWNERS & DEVELOPERS — 2.2%
1,230,000	Howard Hughes Corporation (The)(a)	5.3750	08/01/28	1,220,819

	REAL ESTATE SERVICES — 2.0%
1,100,000	Cushman & Wakefield US Borrower, LLC(a)	6.7500	05/15/28	1,109,395

	RETAIL - CONSUMER STAPLES — 1.4%
750,000	Albertsons Cos Inc(a)	6.2500	03/15/33	773,120

	RETAIL - DISCRETIONARY — 2.9%
870,000	Bath & Body Works, Inc.	6.6940	01/15/27	890,012
753,000	Builders FirstSource, Inc.(a)	5.0000	03/01/30	739,161
				1,629,173

See accompanying notes to financial statements.

CANTOR FITZGERALD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.4% (Continued)
	SEMICONDUCTORS — 2.2%
1,250,000	Coherent Corp(a)	5.0000	12/15/29	$1,227,665

	SOFTWARE — 6.2%
750,000	Cloud Software Group, Inc.(a)	9.0000	09/30/29	777,394
1,500,000	Elastic N.V.(a)	4.1250	07/15/29	1,433,282
750,000	SS&C Technologies, Inc.(a)	6.5000	06/01/32	778,587
500,000	ZoomInfo Technologies, LLC/ZoomInfo Finance(a)	3.8750	02/01/29	470,098
				3,459,361
	SPECIALTY FINANCE — 10.0%
1,000,000	Fortress Transportation and Infrastructure(a)	7.0000	06/15/32	1,032,528
1,500,000	OneMain Finance Corporation	9.0000	01/15/29	1,572,987
750,000	Rithm Capital Corp(a)	8.0000	07/15/30	753,750
2,163,000	Rithm Capital Corporation(a)	6.2500	10/15/25	2,163,333
				5,522,598
	STEEL — 1.7%
1,000,000	Cleveland-Cliffs, Inc.(a)	6.7500	04/15/30	966,964

	TECHNOLOGY SERVICES — 1.7%
1,000,000	Iron Mountain Information Management Services,(a)	5.0000	07/15/32	958,869

	TRANSPORTATION & LOGISTICS — 9.4%
666,667	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)	5.5000	04/20/26	665,137
750,000	Bristow Group, Inc.(a)	6.8750	03/01/28	753,755
750,000	Genesee & Wyoming, Inc.(a)	6.2500	04/15/32	765,280
1,000,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(a)	9.8750	09/20/31	972,881
1,000,000	United Airlines, Inc.(a)	4.3750	04/15/26	993,389
1,000,000	Watco Cos LLC / Watco Finance Corp(a)	7.1250	08/01/32	1,045,316
				5,195,758
	TRANSPORTATION EQUIPMENT — 4.2%
1,250,000	Allison Transmission, Inc.(a)	5.8750	06/01/29	1,262,734
1,000,000	Trinity Industries, Inc.(a)	7.7500	07/15/28	1,041,536
				2,304,270
	WHOLESALE - CONSUMER STAPLES — 4.4%
1,000,000	Performance Food Group, Inc.(a)	4.2500	08/01/29	964,249

See accompanying notes to financial statements.

CANTOR FITZGERALD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.4% (Continued)
	WHOLESALE - CONSUMER STAPLES — 4.4% (Continued)
1,500,000	US Foods, Inc.(a)	4.7500	02/15/29	$1,473,684
				2,437,933
	TOTAL CORPORATE BONDS (Cost $52,381,437)			53,375,527

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
1,178,670	Fidelity Investments Money Market Government Portfolio, Class I, 4.19% (Cost $1,178,670)(b)			1,178,670

	TOTAL INVESTMENTS - 98.5% (Cost $53,560,107)			$54,554,197
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%			806,593
	NET ASSETS - 100.0%			$55,360,790

LLC	- Limited Liability Company

LP	- Limited Partnership

NV	- Naamioze Vennootschap

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is $46,229,892 or 83.5% of net assets.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

	Cantor Fitzgerald	Cantor Fitzgerald
	Equity Opportunity	High Income
	Fund	Fund
ASSETS
At cost	$49,087,586	$53,560,107
At value	$72,870,888	$54,554,197
Dividends & interest receivable	83,268	882,124
Receivable for capital shares sold	86	209,932
Prepaid expenses and other assets	61,258	75,973
TOTAL ASSETS	73,015,500	55,722,226

LIABILITIES
Payable to Advisor	128,576	23,100
Payable for capital shares redeemed	79,661	57,455
Dividends payable	—	247,116
Accrued 12b-1 fees - Class A	5,282	3,319
Payable to administrator	22,850	7,596
Payable for compliance services	—	63
Other accrued expenses and liabilities	38,134	22,787
TOTAL LIABILITIES	274,503	361,436

NET ASSETS	$72,740,997	$55,360,790

NET ASSETS CONSISTS OF
Paid-in capital	$49,191,032	$64,138,188
Accumulated earnings (losses)	23,549,965	(8,777,398)
Net Assets	$72,740,997	$55,360,790

Class A:
Net Assets	$41,077,127	$22,959,516
Shares of beneficial interest outstanding, unlimited authorization, no par value	1,088,805	2,796,495
Net asset value per share	$37.73	$8.21
Sales Charge	5.75%	4.00%
Offering price per share, equal to net asset value per share/(1-sales charge)	$40.03	$8.55

Institutional Class:
Net Assets	$31,663,870	$32,401,274
Shares of beneficial interest outstanding, unlimited authorization, no par value	696,523	3,942,143
Net asset value per share	$45.46	$8.22

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF OPERATIONS (Unaudited)

	Cantor Fitzgerald	Cantor Fitzgerald
	Equity Opportunity	High Income
	Fund	Fund
	For the	For the
	Six Months Ended	Six Months Ended
	June 30, 2025	June 30, 2025
INVESTMENT INCOME
Dividends	$573,565	$—
Interest	—	1,883,504
Less: Foreign withholding taxes	(2,400)	—
TOTAL INVESTMENT INCOME	571,165	1,883,504

EXPENSES	—
Advisor fees	289,859	185,003
Distribution fees - Class A	50,534	23,906
Administration and accounting fees	30,898	22,288
Transfer agent fees	21,189	19,718
Audit and tax services fees	16,613	8,074
Printing and mailing expense	9,165	6,600
Trustee fees	206	206
Registration fees	14,800	10,200
Compliance services fees	59	2,686
Legal fees	7,728	4,391
Custodian and bank service fees	12,214	13,018
Insurance expense	7,100	4,150
Shareholder servicing fees - Class A	3,517	1,441
Shareholder servicing fees - Institutional Class	4,893	3,299
Others fees	1,911	1,006
Total Operating Expenses	470,686	305,986
TOTAL EXPENSES	470,686	305,986
Fees reduced by the Manager	(578)	(12,373)
NET EXPENSES	470,108	293,613

NET INVESTMENT INCOME	101,057	1,589,891

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	2,016,951	(230,517)

Net change in unrealized appreciation from:
Investment transactions	3,487,685	553,479
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	5,504,636	322,962

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,605,693	$1,912,853

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Cantor Fitzgerald Equity Opportunity Fund
	Six Months Ended	Year Ended
	June 30,	December 31,
	2025	2024(a)
	(Unaudited)
OPERATIONS
Net investment income (loss)	$101,057	$(527,752)
Net realized gain from:
Investment transactions	2,016,951	18,919,322
Net change in unrealized appreciation (depreciation) on:
Investment transactions	3,487,685	(8,573,574)
Net increase in net assets resulting from operations	5,605,693	9,817,996

DISTRIBUTIONS TO SHAREHOLDERS
Distributed earnings:
Class A	—	(10,266,418)
Class Y	—	(110,279)
Institutional Class	—	(7,193,448)
	—	(17,570,145)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	44,831	950,069	(b)
Class C	—	110,414
Class I	—	70,805
Class Y	—	2,013,998
Institutional Class	346,906	511,465	(c)
	391,737	3,656,751
Net asset value of shares issued in reinvestment of distributions to shareholders
Class A	—	9,383,125
Class Y	—	103,918
Institutional Class	—	6,572,517
	—	16,059,560
Payments for shares redeemed
Class A	(5,401,862)	(23,597,814)
Class C	—	(1,858,440	) (b)
Class I	—	(229,667	) (b)
Class Y	—	(22,647,068	) (c)
Institutional Class	(6,448,041)	(2,950,830)
	(11,849,903)	(51,283,819)
Net decrease in net assets from capital share transactions	(11,458,166)	(31,567,508)

TOTAL DECREASE IN NET ASSETS	(5,852,473)	(39,319,657)

NET ASSETS
Beginning of period/year	78,593,470	117,913,127
End of period/year	$72,740,997	$78,593,470

(a)	Effective close of business on November 22, 2024, shares of Aquila Opportunity Growth Fund were reorganized into shares of Cantor Fitzgerald Equity Opportunity Fund. See notes to the financial statements.

(b)	Includes exchanges from Aquila Opportunity Growth Fund Class C and Class I to Cantor Fitzgerald Equity Opportunity Fund Class A upon conversion of shares on November 22, 2024.

(c)	Includes exchanges from Aquila Opportunity Growth Fund Class Y to Cantor Fitzgerald Equity Opportunity Fund Institutional Class upon conversion of shares on November 22, 2024.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cantor Fitzgerald Equity Opportunity Fund
	Six Months Ended	Year Ended
	June 30,	December 31,
	2025	2024(a)
	(Unaudited)
CAPITAL SHARE ACTIVITY
Shares sold:
Class A	1,252	56,274	(b)
Class C	—	4,339
Class I	—	1,628
Class Y	—	41,037
Institutional Class	8,151	753,060	(c)
	9,403	856,338
Shares reinvested:
Class A	—	259,145
Class I	—	17
Class Y	—	2,061
Institutional Class	—	150,970
	—	412,193
Shares redeemed:
Class A	(155,165)	(557,557)
Class C	—	(103,847	) (b)
Class I	—	(5,218	) (b)
Class Y	—	(1,195,422	) (c)
Institutional Class	(152,516)	(74,931)
	(307,681)	(1,936,975)

Net decrease in shares outstanding	(298,278)	(668,444)
Shares outstanding, beginning of period/year	2,083,606	2,752,050
Shares outstanding, end of period/year	1,785,328	2,083,606

(a)	Effective close of business on November 22, 2024, shares of Aquila Opportunity Growth Fund were reorganized into shares of Cantor Fitzgerald Equity Opportunity Fund. See notes to the financial statements.

(b)	Includes exchanges of 33,646 shares from Aquila Opportunity Growth Fund Class C and 11,789 shares from Aquila Opportunity Growth Fund Class I to 33,418 shares of Cantor Fitzgerald Equity Opportunity Fund Class A upon conversion on November 22, 2024.

(c)	Includes exchanges of 743,262 shares from Aquila Opportunity Growth Fund Class Y to Cantor Fitzgerald Equity Opportunity Fund Institutional Class upon conversion on November 22, 2024.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Cantor Fitzgerald High Income Fund
	Six Months Ended	Year Ended
	June 30,	December 31,
	2025	2024(a)
	(Unaudited)
OPERATIONS
Net investment income	$1,589,891	$4,111,391
Net realized loss from:
Investment transactions	(230,517)	(491,921)
Net change in unrealized appreciation on:
Investment transactions	553,479	976,206
Net increase in net assets resulting from operations	1,912,853	4,595,676

DISTRIBUTIONS TO SHAREHOLDERS
Distributed earnings:
Class A	(654,027)	(1,521,986)
Class C	—	(37,307)
Class I	—	(23,304)
Class Y	—	(2,377,096)
Institutional Class	(935,864)	(228,661)
	(1,589,891)	(4,188,354)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	243,336	1,034,020	(b)
Class C	—	94,776
Class I	—	3,418
Class Y	—	5,785,030
Institutional Class	4,922,087	70,737	(c)
	5,165,423	6,987,981
Net asset value of shares issued in reinvestment of distributions to shareholders
Class A	559,647	1,291,927
Class C	—	34,279
Class I	—	19,517
Class Y	—	2,064,432
Institutional Class	755,306	196,352
	1,314,953	3,606,507
Payments for shares redeemed
Class A	(3,479,897)	(10,035,574)
Class C	—	(324,667	) (b)
Class I	—	(247,363	) (b)
Class Y	—	(33,864,641	) (c)
Institutional Class	(7,479,865)	(1,771,675)
	(10,959,762)	(46,243,920)
Net decrease in net assets from capital share transactions	(4,479,386)	(35,649,432)

TOTAL DECREASE IN NET ASSETS	(4,156,424)	(35,242,110)

NET ASSETS
Beginning of period/year	59,517,214	94,759,324
End of period/year	$55,360,790	$59,517,214

(a)	Effective close of business on November 22, 2024, shares of Aquila High Income Fund were reorganized into shares of Cantor Fitzgerald High Income Fund. See notes to the financial statements.

(b)	Includes exchanges from Aquila High Income Fund Class C and Aquila High Income Fund Class I to Cantor Fitzgerald High Income Fund Class A upon conversion of shares on November 22, 2024.

(c)	Includes exchanges from Aquila High Income Fund Class Y to Cantor Fitzgerald High Income Fund Institutional Class upon conversion of shares on November 22, 2024.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cantor Fitzgerald High Income Fund
	Six Months Ended	Year Ended
	June 30,	December 31,
	2025	2024(a)
	(Unaudited)
CAPITAL SHARE ACTIVITY
Shares sold:
Class A	29,909	284,940	(b)
Class C	—	11,688
Class I	—	422
Class Y	—	711,220
Institutional Class	602,604	4,342,522	(c)
	632,513	5,350,792
Shares reinvested:
Class A	68,628	157,011
Class C	—	4,200
Class I	—	2,397
Class Y	—	252,960
Institutional Class	92,507	24,000
	161,135	440,568
Shares redeemed:
Class A	(429,734)	(1,227,289)
Class C	—	(146,480	) (b)
Class I	—	(30,364	) (b)
Class Y	—	(8,479,449	) (c)
Institutional Class	(917,725)	(265,560)
	(1,347,459)	(10,149,142)

Net decrease in shares outstanding	(553,811)	(4,357,782)
Shares outstanding, beginning of period/year	7,292,449	11,650,231
Shares outstanding, end of period/year	6,738,638	7,292,449

(a)	Effective close of business on November 22, 2024, shares of Aquila High Income Fund were reorganized into shares of Cantor Fitzgerald High Income Fund. See notes to the financial statements.

(b)	Includes exchanges of 106,571 shares from Aquila High Income Fund Class C and 50,100 shares from Aquila High Income Fund Class I to 156,636 shares of Cantor Fitzgerald High Income Fund Class A upon conversion on November 22, 2024.

(c)	Includes exchanges of 4,333,935 shares from Aquila High Income Fund Class Y to Cantor Fitzgerald High Income Fund Institutional Class upon conversion on November 22, 2024.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year Presented:

	Class A
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025		2024 (a)	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of period/year	$34.86		$40.70	$36.22	$46.98	$51.86	$50.62
Income (loss) from investment operations:
Net investment income (loss) (b)	0.03		(0.27)	0.01	(0.08)	(0.48)	(0.29)
Net realized and unrealized gains (losses) on investments	2.84		4.30	4.47	(6.97)	10.56	3.94
Total from investment operations	2.87		4.03	4.48	(7.05)	10.08	3.65
Less distributions from:
Net investment income	—		(0.05)	—	—	—	—
Net realized gains	—		(9.82)	—	(3.71)	(14.96)	(2.41)
Total distributions	—		(9.87)	—	(3.71)	(14.96)	(2.41)
Net asset value at end of period/year	$37.73		$34.86	$40.70	$36.22	$46.98	$51.86
Total return (c)	8.23	% (g)	9.04%	12.37%	(15.25)%	21.53%	7.39%
Net assets at end of period/year (000’s)	$41,077		$43,317	$60,429	$65,619	$86,364	$76,508
Ratio of net expenses to average net assets (d)(f)	1.40	% (h)	2.03%	1.75%	1.67%	1.49%	1.54%
Ratio of net investment income (loss) to average net assets (d)(f)	0.18	% (h)	-0.65%	0.02%	-0.19%	-0.88%	-0.63%
Portfolio turnover rate (e)	14	% (g)	44%	107%	102%	99%	69%

(a)	Effective close of business on November 22, 2024, Class A, Class C and Class I shares of Aquila Opportunity Growth Fund were reorganized into Class A shares of Cantor Fitzgerald Equity Opportunity Fund. See notes to the financial statements. The Class A shares’ financial highlights for the periods prior to November 22, 2024 reflect the performance of Aquila Opportunity Growth Fund Class A.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year Presented:

	Institutional Class
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025		2024 (a)	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of period/year	$41.95		$47.12	$41.82	$53.42	$57.00	$55.24
Income (loss) from investment operations:
Net investment income (loss) (b)	0.09		(0.17)	0.14	0.04	(0.37)	(0.17)
Net realized and unrealized gains (losses) on investments	3.42		4.93	5.16	(7.93)	11.75	4.34
Total from investment operations	3.51		4.76	5.30	(7.89)	11.38	4.17
Less distributions from:
Net investment income	—		(0.11)	—	—	—	—
Net realized gains	—		(9.82)	—	(3.71)	(14.96)	(2.41)
Total distributions	—		(9.93)	—	(3.71)	(14.96)	(2.41)
Net asset value at end of period/year	$45.46		$41.95	$47.12	$41.82	$53.42	$57.00
Total return (c)	8.37	% (g)	9.36%	12.67%	(14.98)%	21.88%	7.71%
Net assets at end of period/year (000’s)	$31,664		$35,277	$54,301	$59,173	$105,557	$126,001
Ratio of net expenses to average net assets (d)(f)	1.15	% (h)	1.72%	1.45%	1.36%	1.19%	1.23%
Ratio of net investment income (loss) to average net assets (d)(f)	0.41	% (h)	-0.35%	0.32%	0.09%	-0.60%	-0.33%
Portfolio turnover rate (e)	14	% (g)	44%	107%	102%	99%	69%

(a)	Effective close of business on November 22, 2024, Class Y shares of Aquila Opportunity Growth Fund were reorganized into Institutional Class shares of Cantor Fitzgerald Equity Opportunity Fund. See notes to the financial statements. The Institutional Class shares’ financial highlights for the periods prior to November 22, 2024 reflect the performance of Aquila Opportunity Growth Fund Class Y.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year Presented:

	Class A
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025		2024 (a)	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of period/year	$8.16		$8.13	$7.81	$8.61	$8.69	$8.39
Income (loss) from investment operations:
Net investment income (b)	0.22		0.41	0.34	0.30	0.30	0.30
Net realized and unrealized gains (losses) on investments	0.05		0.05	0.34	(0.77)	0.00	0.33
Total from investment operations	0.27		0.46	0.68	(0.47)	0.30	0.63
Less distributions from:
Net investment income	(0.22)		(0.43)	(0.36)	(0.33)	(0.34)	(0.33)
Net realized gains	—		—	—	—	(0.04)	—
Total distributions	(0.22)		(0.43)	(0.36)	(0.33)	(0.38)	(0.33)
Net asset value at end of period/year	$8.21		$8.16	$8.13	$7.81	$8.61	$8.69
Total return (c)	3.37	% (g)	5.76%	8.94%	(5.49)%	3.57%	7.74%
Net assets at end of period/year (000’s)	$22,960		$25,511	$31,807	$35,419	$39,082	$39,982
Ratio of total expenses to average net assets	1.19	% (h)	1.75%	1.42%	1.40%	1.18%	1.21%
Ratio of net expenses to average net assets (d)(f)	1.15	% (h)	1.20%	1.20%	1.19%	1.18%	1.21%
Ratio of net investment income to average net assets (d)(f)	5.47	% (h)	5.04%	4.35%	3.69%	3.51%	3.60%
Portfolio turnover rate (e)	13	% (g)	33%	34%	9%	118%	347%

(a)	Effective close of business on November 22, 2024, Class A, Class C and Class I shares of Aquila High Income Fund were reorganized into Class A shares of Cantor Fitzgerald High Income Fund. See notes to the financial statements. The Class A shares’ financial highlights for the periods prior to November 22, 2024 reflect the performance of Aquila High Income Fund Class A.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

See Accompanying Notes to Financial Statements

CANTOR FITZGERALD HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year Presented:

	Institutional Class
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025		2024 (a)	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of period/year	$8.17		$8.14	$7.81	$8.61	$8.69	$8.40
Income (loss) from investment operations:
Net investment income (b)	0.23		0.44	0.36	0.31	0.32	0.32
Net realized and unrealized gains (losses) on investments	0.05		0.04	0.35	(0.77)	—	0.32
Total from investment operations	0.28		0.48	0.71	(0.46)	0.32	0.64
Less distributions from:
Net investment income	(0.23)		(0.45)	(0.38)	(0.34)	(0.36)	(0.35)
Net realized gains	—		—	—	—	(0.04)	—
Total distributions	(0.23)		(0.45)	(0.38)	(0.34)	(0.40)	(0.35)
Net asset value at end of period/year	$8.22		$8.17	$8.14	$7.81	$8.61	$8.69
Total return (c)	3.47	% (g)	5.97%	9.29%	(5.30)%	3.77%	7.82%
Net assets at end of period/year (000’s)	$32,401		$34,007	$61,257	$63,845	$120,120	$136,978
Ratio of total expenses to average net assets	1.00	% (h)	1.55%	1.22%	1.18%	0.98%	1.01%
Ratio of net expenses to average net assets (d)(f)	0.95	% (h)	1.00%	1.00%	1.00%	0.98%	1.01%
Ratio of net investment income to average net assets (d)(f)	5.67	% (h)	5.37%	4.56%	3.86%	3.71%	3.81%
Portfolio turnover rate (e)	13	% (g)	33%	34%	9%	118%	347%

(a)	Effective close of business on November 22, 2024, Class Y shares of Aquila High Income Fund were reorganized into Institutional Class shares of Cantor Fitzgerald High Income Fund. See notes to the financial statements. The Institutional Class shares’ financial highlights for the periods prior to November 22, 2024 reflect the performance of Aquila High Income Fund Class Y.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2025

1.	Organization

Cantor Select Portfolios Trust (“Trust”) was organized on December 16, 2021, as a Delaware statutory trust and is authorized to have multiple series or portfolios. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of five series. Cantor Fitzgerald Equity Opportunity Fund and Cantor Fitzgerald High Income Fund (the “Funds”), are each separate, diversified series of the Trust.

The Cantor Fitzgerald Equity Opportunity Fund acquired all of the assets and liabilities of the Aquila Opportunity Growth Fund, a series of Aquila Funds Trust, in a tax-free reorganization on November 22, 2024. The Cantor Fitzgerald High Income Fund acquired all of the assets and liabilities of the Aquila High Income Fund, a series of Aquila Funds Trust, in a tax-free reorganization on November 22, 2024

The investment objective of the Cantor Fitzgerald Equity Opportunity Fund is to seek capital appreciation.

The investment objective of the Cantor Fitzgerald High Income Fund is to seek high current income. Capital appreciation is a secondary objective when consistent with its primary objective.

The Cantor Fitzgerald Equity Opportunity Fund and the Cantor Fitzgerald High Income Fund each have three total classes of shares: Class A Shares, Institutional Class Shares, and Class R6 Shares. Each class represents interests in the same portfolio of investments and has the same rights, but each class differs with respect to sales loads, minimum investments, and ongoing expenses. The Cantor Fitzgerald Equity Opportunity Fund Class A Shares charge a 5.75% front-end sales charge, distribution and service plan fees of 0.25%, and no contingent deferred sales charge on shares redeemed. The Cantor Fitzgerald High Income Fund Class A Shares charge a 4.00% front-end sales charge, distribution and service plan fees of 0.25%, and no contingent deferred sales charge on shares redeemed. Initial investment is $1,000 minimum. Institutional Class Shares and Class R6 have no front-end sales charge, no distribution or service plan fee minimum, and no contingent deferred sales charge on shares redeemed. There are no minimum investments (except for shares purchased through an automatic investment plan) for Institutional Class Shares and Class R6 Shares. Class R6 shares do not pay for any service fees, sub-accounting fees, and /or subtransfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 is not currently offered in the Funds.

Operating Segments- The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

2.	Significant Accounting Policies

Each Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with GAAP.

Securities valuation —The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange, including common stocks, if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies.

Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable. The Board of Trustees (the “Board” or “Trustees”) has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and other financial instruments based on the inputs used to value the investments and other financial instruments as of June 30, 2025 by security type:

Cantor Fitzgerald Equity Opportunity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$65,196,924	$—	$—	$65,196,924
REITS	6,688,420	—	—	6,688,420
Money Market Funds	985,544	—	—	985,544
Total	$72,870,888	$—	$—	$72,870,888

Cantor Fitzgerald High Income Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Bonds	$—	$53,375,527	$—	$53,375,527
Money Market Funds	1,178,670	—	—	1,178,670
Total	$1,178,670	$53,375,527	$—	$54,554,197

Refer to the Funds’ Schedule of Investments for a listing of the holdings by sector type. There were no Level 3 investments held by the Funds as of or during the six months ended June 30, 2025.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding.

Allocation between classes — Class accounting investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expense relating to a specific class are charged directly to that class.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

Investment income — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the interest method. Withholding taxes, if any, on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income are declared and paid annually to shareholders of the Cantor Fitzgerald Equity Opportunity Fund and declared daily and paid monthly to the shareholders of the Cantor Fitzgerald High Income Fund. Net realized short-term capital gains, if any, may be distributed throughout the year, and net realized long-term capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. Dividends and distributions are recorded on the ex-dividend date.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Tax — The Funds have qualified and intend to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and any net realized capital gains are distributed in accordance with the Code. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 through December 31, 2024 for the Aquila Opportunity Growth Fund and Aquila High Income Fund, or expected to be taken in the Cantor Fitzgerald Funds’ December 31, 2025 tax returns.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or penalties.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds’ intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

3.	Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the six months ended June 30, 2025:

	Cantor Fitzgerald Equity	Cantor Fitzgerald High
	Opportunity Fund	Income Fund
Purchases of investment securities	$10,483,927	$7,311,030
Proceeds from sales and maturities of investment securities	$21,515,237	$7,762,723

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Predecessor Funds’ founder and sponsor, served as the Manager for each Fund under an Advisory and Administration Agreement with the Fund until October 18, 2024. Effective October 18, 2024, each Predecessor Fund’s investments were managed by Cantor Fitzgerald Investment Advisors, L.P. (the “Advisor”) under the terms of an Interim Investment Advisory Agreement with the Aquila Funds Trust.

Under the current Investment Advisory Agreement with the Trust, effective as of November 22, 2024, Cantor Fitzgerald Equity Opportunity Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.80% of its average daily net assets. Prior to conversion, the Aquila Opportunity Growth Fund paid its Manager monthly compensation based on the Predecessor Fund’s average daily net assets at the annual rate of 0.90% of such net asset value on net assets of the Fund up to $100,000,000, 0.85% on net assets of the Fund above $100,000,000 to $250,000,000, and 0.80% of the Fund’s net assets above $250,000,000.

Under the current Investment Advisory Agreement with the Trust, effective as of November 22, 2024, Cantor Fitzgerald High Income Fund, pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.65% of its average daily net assets. Prior to conversion, the Aquila High Income Fund paid its Manager monthly compensation based on the Predecessor Fund’s average daily net assets at the annual rate of 0.65%. For the six months ended June 30, 2025, the Advisor earned fees in the amount of $289,859 and $185,003 for the Cantor Fitzgerald Equity Opportunity Fund and Cantor Fitzgerald High Income Fund, respectively.

Pursuant to the sub-advisory agreement with the Advisor, Smith Group Asset Management, LLC (the “Sub-Advisor”), provides the Funds with a program of continuous supervision of each Fund’s assets, including developing the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. The Advisor pays a sub-advisory fee based on the Funds’ daily net assets, at an annual rate of 0.35% for the Cantor Fitzgerald Equity Opportunity Fund and 0.25% for the Cantor Fitzgerald High Income Fund.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

The Advisor has entered into an Expense Limitation Agreement (“ELA”) with the Trust, pursuant to which the Advisor has agreed to waive management fees and /or reimburse each Fund for expenses each Fund incurs, but only to the extent necessary to maintain each Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of (i) brokerage fees and commissions; (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor or Sub-Advisor) but inclusive of organizational costs and offering costs). The ELA shall continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Advisor.

Fund	Expense Cap	Expiration
Cantor Fitzgerald Equity Opportunity Fund	1.50% Class A 1.25% Institutional Class	January 31, 2026
Cantor Fitzgerald High Income Fund	1.20% Class A 1.00% Institutional Class	January 31, 2026

The Advisor may recoup investment advisory fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.

As of June 30, 2025, the Advisor has waived/reimbursed $578 and $12,373 for the Cantor Fitzgerald Equity Opportunity and Cantor Fitzgerald High Income Fund, respectively.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) provides administration, fund accounting, and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities. During the period ended June 30, 2025, the Administrator earned total fees of $30,898 and $22,288 respectively, for such services for the Cantor Fitzgerald Equity Opportunity Fund and the Cantor Fitzgerald High Income Fund.

Ultimus Fund Distributors, LLC (“UFD”) serves as the Funds’ principal underwriter and acts as the distributor of the Funds’ shares. UFD is an affiliate of Ultimus. UFD is compensated by the Advisor (not the Funds) for acting as principal underwriter.

Pursuant to a distribution agreement and distribution plan, the Funds pay the distributor an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares of the Cantor Fitzgerald Equity Opportunity Fund and 0.20% of the average daily net assets of the Class A shares of the Cantor Fitzgerald High Income Fund. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board. Certain officers of the Trust are also employees of Ultimus and the Advisor and such persons are not paid by the Funds for serving in such capacities.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives from the Trust an annual retainer of $20,000, payable quarterly, annual payment of $5,000 for audit committee chair fee, payable quarterly, and reimbursement of travel and other expenses incurred in attending meetings. The Independent Trustees received aggregate compensation of $2,000, for the period ended June 30, 2025, for both the Cantor Fitzgerald Equity Opportunity Fund, and Cantor Fitzgerald High Income Fund.

5.	Principal Investment Risks

	Equity Opportunity	High Income
Risk	Fund	Fund
Credit Risk		✓
Cybersecurity Risk.	✓	✓
Emerging Market Securities Risk.	✓	✓
Equity Securities Risk.	✓
Extension Risk.		✓
Foreign Securities Risk.	✓	✓
Interest Rate Risk.		✓
Investment Risk.		✓
Junk Bond Risk.		✓
Market Risk.		✓
Portfolio Turnover Risk.	✓
Portfolio Selection Risk.	✓	✓
Prepayment of Call Risk.		✓
Redemption Risk.	✓	✓
Small and Mid-Sized Companies Risk.	✓
Subordinated Securities Risk.		✓

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Funds are subject to certain risks, including the principal risks noted below, any of which may adversely affect the Funds’ net asset value per shares, trading price, yield, total return, and ability to meet their investment objectives. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The prospectus states the individual risks for each individual fund, generally, the Funds will be subject to the following principal risks:

Credit risk - If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Cybersecurity risk - Cybersecurity failures by and breaches of the Fund’s Advisor, Transfer Agent, Custodian, Distributor or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions or receiving timely information regarding the Fund or their investment in the Fund, cause loss of or unauthorized access to private shareholder information, or result in financial losses to the Fund and its shareholders, regulatory fines, penalties, reputational damage, or additional compliance costs. Substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Emerging Market Securities risk - Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Equity Securities risk - Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. The market price of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Extension risk - During periods of rising interest rates, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down even more because their interest rates are lower than the current interest rate and they remain outstanding longer.

Foreign Securities risk - Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability, military conflicts and sanctions, terrorism, arbitrary application of laws and regulations or lack of rule of law, and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities. Risks are greater for investments in emerging markets. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

speculation. Sanctions or other government actions against certain countries could negatively impact the Fund’s investments in securities that have exposure to those countries. Circumstances that impact

Interest Rate risk - The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities. In recent years, interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens,” the value of the security will generally go down.

Investment risk - Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.

Junk Bonds risk - Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Market risk - The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

Portfolio Selection risk - The value of your investment may decrease if the Sub-Advisor’s judgment about the quality, relative yield, value or market trends affecting a particular market segment, security, industry, sector or region, or about interest rates or other market factors, is incorrect, or there may be imperfections, errors or limitations in the models, tools and information used by the Sub-Advisor.

Portfolio Turnover risk - If the Fund does a lot of trading, it may incur additional operating expenses and other costs, which would reduce performance. Trading activity could also cause shareholders to incur a higher level of taxable income or capital gains.

Prepayment or Call risk - Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities.

Redemption risk - The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.

Small and Mid-Sized Companies risk - Companies having market capitalization of middle to smaller size are comparatively less well known and may have less trading in their shares than larger companies. Compared to large companies, small-and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories and capital resources, may be dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser thinks appropriate, and offer greater potential for gain and loss. The Fund invests in companies that are highly leveraged. Leverage can magnify the impact of adverse economic, political, regulatory and other developments on a company’s operations and market value.

Subordinated Securities risk - Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

6.	Contingencies and Commitments

The Trust indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Trust. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

7.	Distributions to Shareholders and Tax Components of Capital

The following table represents aggregate cost for federal tax purposes, for the Funds as of June 30, 2025 and differs from fair value by net unrealized appreciation/depreciation which consisted of:

		Gross Unrealized	Unrealized	Unrealized
Fund	Aggregate Cost	Appreciation	Depreciation	Appreciation
Cantor Fitzgerald Equity Opportunity Fund	$73,252,968	$23,756,012	$(38,594)	$23,717,418
Cantor Fitzgerald High Income Fund	53,560,107	1,126,078	(242,561)	883,517

The tax character of fund distributions for each Fund and year ended below was as follows:

For the year ended December 31, 2024:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Cantor Fitzgerald Equity Opportunity Fund	$6,673,266	$10,896,879	$—	$17,570,145
Cantor Fitzgerald High Income Fund	4,188,354	—	—	4,188,354

For the year ended December 31, 2023:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Cantor Fitzgerald Equity Opportunity Fund	$—	$—	$—	$—
Cantor Fitzgerald High Income Fund	4,582,745	—	—	4,582,745

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Cantor Fitzgerald Equity Opportunity Fund	$—	$—	$—	$(1,903,381)	$—	$—	$19,847,653	$17,944,272
Cantor Fitzgerald High Income Fund	—	—	—	—	(9,430,017)	—	329,657	(9,100,360)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, c-corporation return of capital distributions and amortization adjustment.

Late year capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Late Year
Losses
Cantor Fitzgerald Equity Opportunity Fund	$1,903,381
Cantor Fitzgerald High Income Fund	—

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

At December 31, 2024 the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

				Capital Loss Carry
	Short-Term	Long-Term	Total	Forward Utilized
Cantor Fitzgerald Equity Opportunity Fund	$—	$—	$—	$361,672
Cantor Fitzgerald High Income Fund	2,683,106	6,746,911	9,430,017	—

During the year ended December 31, 2024, certain funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits and distributions in excess resulted in reclassifications for the year ended December 31, 2024 for the Funds as follows:

		Accumulated Earnings
	Paid In Capital	(Losses)
Cantor Fitzgerald Equity Opportunity Fund	$2,133,912	$(2,133,912)
Cantor Fitzgerald High Income Fund	(44,700)	44,700

8.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CANTOR FITZGERALD FUNDS

ADDITONAL INFORMATION (Unaudited)

June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

The Trustees of the Cantor Select Portfolios Trust received no monetary compensation during the period ended December 31, 2024, for the Cantor Fitzgerald Equity Opportunity Fund and Cantor Fitzgerald High Income Fund, for their services to the Funds. Prior to the Reorganization on November 22, 2024, the Aquila Opportunity Growth Fund and Aquila High Income Fund were allocated a portion of Trustee fees and expenses as part of the Aquila Funds Trust and the Independent Trustees were paid $127,411 and $99,482, respectively.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Cantor Fitzgerald High Income Fund and Cantor Fitzgerald Equity Opportunity Fund - Investment Advisory Agreement with the Advisor

In connection with the Board meeting held on June 27, 2025, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement (the “Investment Advisory Agreement”) between the Trust and the Advisor, with respect to the Cantor Fitzgerald High Income Fund (the “High Income Fund”) and the Cantor Fitzgerald Equity Opportunity Fund (the “Equity Opportunity Fund” and together with the High Income Fund, the “Funds”) .

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement. In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors, including:

Nature, Extent and Quality of Services. The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services provided by the Advisor to each of the Funds including, without limitation, the quality of its investment advisory services since inception and its coordination of services among the service providers. The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the Advisor’s financial condition. After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate.

Performance. The Trustees compared the performance of each Fund with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar category and peer group average). The Trustees noted that the Equity Opportunity Fund and the High Income Fund underperformed the peer group average, category average, and the primary benchmark for the one-year, five-year and ten-year periods but considered that these Funds were not managed by the Advisor until recently. The Trustees also considered the Advisor’s role in supervising the investment activity of the Sub-Advisor. The Trustees also noted that the Advisor has historically acted as a “manager of managers”. The

CANTOR FITZGERALD FUNDS

ADDITONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

Trustees concluded that based on each Fund’s investment strategy and the Advisor’s presentation, the Advisor had the expertise to fulfill each Fund’s investment mandate.

Fees and Expenses. The Trustees next considered information regarding each Fund’s proposed management fee. They compared each Fund’s proposed management fee to each Fund’s peer group and category, as presented by the Advisor. The Trustees noted that the management fee for the Equity Opportunity Fund and the High Income Fund are slightly higher than the peer group average and the Morningstar category average. Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

Profitability. The Trustees considered the Advisor’s profitability in connection with its management of the Funds. The Trustees also took into account the services the Advisor provides under the Investment Advisory Agreement, including the Advisor’s costs in managing each Fund. The Trustees considered the estimated costs of managing the Funds and information provided by the Advisor regarding its financial condition. The Trustees discussed the profitability level of the Advisor, noting, among other factors and circumstances, that the level of profitability was not excessive.

Economies of Scale. The Trustees considered whether the Advisor would realize economies of scale with respect to its management of the Funds. The Trustees noted that the High Income Fund and the Equity Opportunity Fund are not expected to benefit from any meaningful economies of scale until Fund assets from each Fund reach $500 million. The Board observed that economies of scale will be considered in the future as each Fund’s asset level grows.

Conclusion. The Trustees, having requested and received such information from the Advisor as it believed reasonably necessary to evaluate the terms of the renewal of the Investment Advisory Agreement, with the Independent Trustees having met in executive session with counsel, determined that renewal of the Investment Advisory Agreement for an additional one -year term is in the best interests of each Fund and their shareholders.

Cantor Fitzgerald High Income Fund and Cantor Fitzgerald Equity Opportunity Fund - Investment Sub-Advisory Agreement with the Sub-Advisor

In connection with the Board meeting held on June 27, 2025, the Board, including a majority of the Independent Trustees, discussed the approval of a sub-advisory agreement between the Advisor and the Sub-Advisor, with respect to each Fund (the “Investment Sub -Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Investment Sub-Advisory Agreement, the Trustees reviewed materials prepared by the Sub -Advisor.

CANTOR FITZGERALD FUNDS

ADDITONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

In deciding on whether to approve the Investment Sub-Advisory Agreement, the Trustees considered numerous factors, including:

Nature, Extent and Quality of Services. The Trustees considered the responsibilities of the Sub-Advisor under the Sub -Advisory Agreements. The Trustees evaluated since inception the Sub-Advisor’s staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor’s personnel; compliance program; research and recommendations with respect to portfolio securities; procedures for formulating investment recommendations and assuring compliance with each Fund’s investment objectives, policies and limitations; and financial condition. After reviewing the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., descriptions of the Sub-Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the Funds.

Performance. The Trustees compared the performance of each Fund with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar category and peer group average). The Trustees noted that the Equity Opportunity Fund and the High Income Fund underperformed the peer group average, category average, and the primary benchmark for the one-year, five-year and ten-year periods but considered that these Funds were not managed by the Sub-Advisor until recently. The Trustees concluded that based on each Fund’s investment strategy and the Sub-Advisor’s presentation, the Sub-Advisor had the expertise to fulfill each Fund’s investment mandate.

Fees and Expenses. The Trustees first noted the sub-advisory fee for each Fund under the Sub-Advisory Agreements. The Trustees noted that there were few comparable accounts managed by the Sub-Advisor against which to compare the sub-advisory fee proposed for the Funds, but the Trustees noted the advisory fee comparison presented by the Advisor. Following this discussion, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Advisor were not unreasonable in relation to the nature and quality of the services provided by the Sub -Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

Profitability. The Trustees considered the Sub-Advisor’s profitability in connection with its management of the Funds. The Trustees also took into account the services the Sub-Advisor provides under the Sub-Advisory Agreements, including the Sub-Advisor’s costs in managing each Fund. The Trustees considered the estimated costs of managing the Funds and information provided by the Sub-Advisor regarding its financial condition. The Trustees discussed the profitability level of the Sub-Advisor, noting, among other factors and circumstances, that the level of profitability was not excessive.

Economies of Scale. The Trustees considered whether the Sub-Advisor would realize economies of scale with respect to its management of the Funds. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of each Fund’s investors. The Board noted that breakpoints may be an appropriate way for the Sub-Advisor to share its economies of scale if the Funds experience substantial asset growth; however, the Board recognized that the Funds may take some time to reach an asset level where the Sub-Advisor could realize significant economies of scale. The Board observed that economies of scale will be considered in the future as each Fund’s asset level grows.

Conclusion. The Trustees, having requested and received such information from the Sub-Advisor as it believed reasonably necessary to evaluate the terms of the Sub-Advisory Agreements, with the Independent Trustees having met in executive session with counsel, determined that renewal of the Sub-Advisory Agreement for an additional one-year term is in the best interests of the Funds and their shareholders

Information regarding how the Funds vote proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies are available without charge, upon request, by calling 1-833-764-2266 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

CANTOR®

FOR INQUIRIES ABOUT THE FUNDS:

CANTOR FITZGERALD INVESTMENT ADVISORS, L.P.

110 E. 59th St. New York, NY 10022
(855) 9-CANTOR / (855) 922-6867
cfsupport@cantor.com
cantorassetmanagement.com

SUB-ADVISOR:

Smith Group Asset Management, LLC,
an SEC registered investment adviser.
100 Crescent Court, Suite 1150
Dallas, TX 75201

ADMINISTRATOR

Ultimus Fund Solutions, LLC
225 Pictoria Drive
Cincinnati, OH 45246

CUSTODIAN

UMB Bank, N.A.
928 Grand Blvd., 10th Floor
Kansas City, MO 64106

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 N. Water St., Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL

DLA Piper LLP
1201 West Peachtree St., Suite 2900
Atlanta, GA 30309

OFFICERS

William Ferri, President
John Jones, Secretary
Brian Curley, Treasurer
James Ash, Chief Compliance Officer

TRUSTEES

William Ferri, Chairman
Douglas Barnard
Ramona Heine
Louis Zurita

Cantor Fitzgerald & Co. (Member FINRA/SIPC), is the exclusive wholesale agent for the Fund.
Cantor Fitzgerald & Co. and Ultimus Fund Distributors, LLC are not affiliated.

Publication Date: 6/30/2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cantor Select Portfolios Trust

By	/s/ William Ferri
William Ferri
Principal Executive Officer/President
Date: 8/27/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Ferri
William Ferri
Principal Executive Officer/President
Date: 8/27/2025

By	/s/ Brian Curley
Brian Curley
Principal Financial Officer/Treasurer
Date: 8/27/2025